Investments - Mortgage Loan Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mortgage loans and reinsurance recoverables, Changes in financing receivable valuation allowance
Charge-offs: Financing receivable valuation allowance	$ (0.2)
Total, Changes in financing receivable valuation allowance
Beginning balance valuation allowance	46.4	$ 48.9	$ 31.0
Provision	34.7	(5.7)	15.9
Charge-offs		(0.5)	(1.0)
Recoveries	2.3	3.7	3.0
Ending balance valuation allowance	83.2	46.4	48.9
Commercial mortgage loans
Mortgage loans and reinsurance recoverables, Changes in financing receivable valuation allowance
Beginning balance, Financing receivable valuation allowance	42.0	40.5	25.9
Provision: Financing receivable valuation allowance	33.5	1.5	14.6
Ending balance, Financing receivable valuation allowance	$ 75.5	42.0	40.5
Total, Changes in financing receivable valuation allowance
Mortgage loans, Days delinquent to be analyzed for valuation allowance	60 days
Residential mortgage loans
Mortgage loans and reinsurance recoverables, Changes in financing receivable valuation allowance
Beginning balance, Financing receivable valuation allowance	$ 1.7	5.7	2.6
Provision: Financing receivable valuation allowance	1.2	(7.2)	1.1
Charge-offs: Financing receivable valuation allowance	(0.2)	(0.5)	(1.0)
Recoveries: Financing receivable valuation allowance	2.3	3.7	3.0
Ending balance, Financing receivable valuation allowance	$ 5.0	1.7	5.7
Total, Changes in financing receivable valuation allowance
Mortgage loans, Days delinquent to be analyzed for valuation allowance	60 days
Reinsurance recoverables
Mortgage loans and reinsurance recoverables, Changes in financing receivable valuation allowance
Beginning balance, Financing receivable valuation allowance	$ 2.7	2.7	2.5
Provision: Financing receivable valuation allowance			0.2
Ending balance, Financing receivable valuation allowance	$ 2.7	$ 2.7	$ 2.7